Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 41.7%
Aerospace & Defense - 1.5%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$145,825
3.45%, 11/1/28	100,000	94,107
6.53%, 5/1/34(a)	25,000	26,835
6.86%, 5/1/54(a)	58,000	63,629
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	46,887
L3Harris Technologies, Inc., 5.60%, 7/31/53	25,000	26,258
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	48,095
RTX Corp.
3.95%, 8/16/25	275,000	273,533
6.10%, 3/15/34	130,000	143,393
4.05%, 5/4/47	50,000	42,441
		911,003
Agriculture - 0.6%
Bat Capital Corp., 6.00%, 2/20/34	157,000	167,660
BAT Capital Corp.
2.26%, 3/25/28	75,000	69,750
4.76%, 9/6/49	25,000	21,539
Bunge Ltd. Finance Corp.
4.20%, 9/17/29	52,000	51,836
4.65%, 9/17/34	53,000	52,889
		363,674
Auto Manufacturers - 0.8%
General Motors Co., 4.00%, 4/1/25	50,000	49,767
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	124,490
1.50%, 6/10/26	125,000	118,894
2.35%, 1/8/31	125,000	106,790
Hyundai Capital America, 5.40%, 6/24/31(a)	100,000	103,630
		503,571
Banks - 11.3%
Banco Santander SA, 2.75%, 5/28/25	200,000	197,068
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27(b)	210,000	211,694
4.18%, 11/25/27	25,000	24,938
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(b)	108,000	105,033
5.20%, (SOFR + 1.63%), 4/25/29(b)	190,000	195,275
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29(b)	125,000	124,579
2.50%, (3 Month Term SOFR + 1.25%), 2/13/31(b)	25,000	22,618
2.59%, (SOFR + 2.15%), 4/29/31(b)	75,000	67,983
1.90%, (SOFR + 1.53%), 7/23/31(b)	100,000	86,681
2.65%, (SOFR + 1.22%), 3/11/32(b)	100,000	89,184
2.97%, (SOFR + 1.33%), 2/4/33(b)	50,000	44,736

	Shares/ Principal	Fair Value

Banks (continued)
4.57%, (SOFR + 1.83%), 4/27/33(b)	50,000	$49,666
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(b)	75,000	63,222
6.11%, 1/29/37	100,000	110,285
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30(b)	15,000	15,210
5.83%, (SOFRINDX + 2.07%), 10/25/33(b)	25,000	27,051
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(b)	200,000	197,364
BNP Paribas SA
3.38%, 1/9/25(a)	252,000	250,634
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	215,536
Citigroup, Inc.
4.60%, 3/9/26	75,000	75,193
3.40%, 5/1/26	200,000	197,354
4.45%, 9/29/27	125,000	125,129
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(b)	50,000	49,082
2.98%, (SOFR + 1.42%), 11/5/30(b)	100,000	93,000
3.06%, (SOFR + 1.35%), 1/25/33(b)	50,000	44,630
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	84,312
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(b)	225,000	220,804
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	149,050
ING Groep NV, 4.63%, 1/6/26(a)	225,000	225,502
JPMorgan Chase & Co.
2.30%, (SOFR + 1.16%), 10/15/25(b)	150,000	149,817
3.30%, 4/1/26	225,000	222,151
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27(b)	175,000	173,980
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29(b)	125,000	122,004
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31(b)	25,000	22,977
2.96%, (SOFR + 1.26%), 1/25/33(b)	150,000	134,735
4.59%, (SOFR + 1.80%), 4/26/33(b)	21,000	20,982
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	52,210
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(b)	90,000	89,204
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	71,933
Morgan Stanley
3.63%, 1/20/27	200,000	198,053
5.05%, (SOFR + 1.30%), 1/28/27(b)	263,000	265,433
3.95%, 4/23/27	30,000	29,693
5.16%, (SOFR + 1.59%), 4/20/29(b)	155,000	159,163

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Banks (continued)
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30(b)	50,000	$50,081
2.70%, (SOFR + 1.14%), 1/22/31(b)	75,000	68,643
1.79%, (SOFR + 1.03%), 2/13/32(b)	125,000	105,708
5.47%, (SOFR + 1.73%), 1/18/35(b)	30,000	31,335
2.48%, (SOFR + 1.36%), 9/16/36(b)	125,000	104,409
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	124,044
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27(b)	25,000	25,653
UBS Group AG, 4.55%, 4/17/26	255,000	255,609
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29(b)	70,000	73,330
5.85%, (SOFR + 2.09%), 10/21/33(b)	50,000	53,279
Wells Fargo & Co.
3.55%, 9/29/25	125,000	123,935
3.00%, 10/23/26	325,000	317,586
4.30%, 7/22/27	100,000	100,179
4.15%, 1/24/29	25,000	24,912
4.90%, (SOFR + 2.10%), 7/25/33(b)	111,000	112,105
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(b)	75,000	72,613
		6,718,569
Beverages - 1.1%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	208,000	208,566
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	33,585
5.45%, 1/23/39	35,000	37,399
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	42,112
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	97,741
3.15%, 8/1/29	125,000	118,517
2.25%, 8/1/31	50,000	43,190
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	20,180
4.50%, 4/15/52	44,000	39,847
		641,137
Biotechnology - 0.8%
Amgen, Inc.
3.13%, 5/1/25	175,000	173,402
5.25%, 3/2/30	130,000	135,482
5.25%, 3/2/33	108,000	112,336
Royalty Pharma PLC, 5.40%, 9/2/34	79,000	80,964
		502,184

	Shares/ Principal	Fair Value

Building Materials - 0.4%
Carrier Global Corp.
2.72%, 2/15/30	75,000	$69,291
5.90%, 3/15/34	129,000	140,699
		209,990
Chemicals - 0.2%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(a)	100,000	92,583
Commercial Services - 0.7%
Global Payments, Inc., 2.65%, 2/15/25	75,000	74,296
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	220,787
Quanta Services, Inc., 5.25%, 8/9/34	68,000	69,396
S&P Global, Inc., 2.95%, 1/22/27	50,000	48,794
		413,273
Computers - 0.2%
Dell International LLC / EMC Corp.
5.85%, 7/15/25	18,000	18,131
5.30%, 10/1/29	25,000	26,004
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	57,000	56,363
		100,498
Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	225,000	216,044
Air Lease Corp.
2.30%, 2/1/25	175,000	173,253
3.38%, 7/1/25	100,000	98,828
2.88%, 1/15/26	75,000	73,455
3.75%, 6/1/26	175,000	173,031
Ally Financial, Inc., 2.20%, 11/2/28	100,000	89,903
American Express Co., 3.63%, 12/5/24	175,000	174,504
Aviation Capital Group LLC, 1.95%, 1/30/26(a)	75,000	72,249
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a)	150,000	148,432
4.25%, 4/15/26(a)	25,000	24,739
6.38%, 5/4/28(a)	40,000	41,789
Capital One Financial Corp., 3.30%, 10/30/24	65,000	65,000
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	126,552
Nasdaq, Inc., 3.25%, 4/28/50	25,000	18,034
		1,495,813
Electric - 1.8%
Ameren Corp., 3.50%, 1/15/31	25,000	23,636
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	44,906
Avangrid, Inc., 3.20%, 4/15/25	50,000	49,491
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	81,644

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Electric (continued)
Dominion Energy, Inc., 3.38%, 4/1/30	$50,000	$47,361
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	20,788
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	100,000	88,031
Entergy Corp., 2.95%, 9/1/26	175,000	170,778
Exelon Corp., 4.05%, 4/15/30	50,000	49,192
FirstEnergy Corp.
2.65%, 3/1/30	150,000	137,167
2.25%, 9/1/30	50,000	44,258
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	73,734
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	23,422
2.50%, 2/1/31	50,000	43,776
3.30%, 8/1/40	25,000	19,399
3.50%, 8/1/50	50,000	36,110
Southern California Edison Co., 4.20%, 3/1/29	100,000	99,599
		1,053,292
Electronics - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	46,981
Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	192,730
Entertainment - 0.3%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	200,000	189,036
Environmental Control - 0.5%
Republic Services, Inc., 4.88%, 4/1/29	50,000	51,365
Veralto Corp., 5.45%, 9/18/33	180,000	188,685
Waste Management, Inc., 4.95%, 7/3/31	50,000	52,001
		292,051
Food - 0.9%
Campbell Soup Co., 5.40%, 3/21/34	117,000	122,417
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	88,342
6.20%, 11/15/33	130,000	143,673
Kroger Co. (The), 5.00%, 9/15/34	81,000	81,608
Mars, Inc., 2.70%, 4/1/25(a)	50,000	49,503
Sysco Corp.
4.45%, 3/15/48	25,000	22,038
6.60%, 4/1/50	25,000	29,276
		536,857
Gas - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	23,990

	Shares/ Principal	Fair Value

Healthcare-Products - 0.5%
Solventum Corp.
5.40%, 3/1/29(a)	120,000	$123,393
5.60%, 3/23/34(a)	60,000	62,079
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	66,759
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	22,932
		275,163
Healthcare-Services - 2.4%
Adventist Health System
2.95%, 3/1/29	25,000	23,195
5.76%, 12/1/34	35,000	36,440
Banner Health, 2.34%, 1/1/30	145,000	132,191
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	43,489
Cigna Group (The)
5.13%, 5/15/31	35,000	36,348
4.80%, 8/15/38	75,000	72,986
CommonSpirit Health
3.91%, 10/1/50	110,000	88,403
6.46%, 11/1/52	105,000	121,888
HCA, Inc., 5.45%, 4/1/31	75,000	78,089
Humana, Inc.
5.95%, 3/15/34	20,000	21,386
5.50%, 3/15/53	8,000	7,887
Rush Obligated Group, 3.92%, 11/15/29	60,000	59,026
Sutter Health
2.29%, 8/15/30	25,000	22,372
4.09%, 8/15/48	225,000	194,969
UnitedHealth Group, Inc.
5.30%, 2/15/30	175,000	184,460
5.35%, 2/15/33	125,000	132,691
5.15%, 7/15/34	49,000	51,076
5.88%, 2/15/53	50,000	55,268
5.05%, 4/15/53	75,000	74,195
		1,436,359
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,559
Insurance - 0.7%
AIA Group Ltd., 3.20%, 3/11/25(a)	200,000	198,454
New York Life Insurance Co., 3.75%, 5/15/50(a)	50,000	40,020
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	73,289
2.13%, 6/15/30	100,000	88,275
Willis North America, Inc., 2.95%, 9/15/29	50,000	46,345
		446,383

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Internet - 0.3%
Amazon.com, Inc., 3.10%, 5/12/51	$50,000	$37,100
Expedia Group, Inc., 2.95%, 3/15/31	14,000	12,732
Netflix, Inc., 5.88%, 11/15/28	95,000	101,191
Uber Technologies, Inc., 4.80%, 9/15/34	51,000	50,923
		201,946
Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	29,515
Lodging - 0.6%
Choice Hotels International, Inc., 5.85%, 8/1/34	45,000	46,350
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	150,030
Marriott International, Inc.
4.90%, 4/15/29	50,000	50,992
4.88%, 5/15/29	39,000	39,753
2.85%, 4/15/31	100,000	89,941
		377,066
Machinery-Diversified - 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	48,176
Media - 0.4%
Comcast Corp.
3.95%, 10/15/25	125,000	124,685
5.30%, 6/1/34	98,000	103,078
3.75%, 4/1/40	25,000	21,622
		249,385
Mining - 0.2%
Newmont Corp., 2.25%, 10/1/30	150,000	134,267
Oil & Gas - 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	49,559
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,566
Phillips 66
3.85%, 4/9/25	25,000	24,868
3.90%, 3/15/28	150,000	148,370
		247,363
Pharmaceuticals - 0.9%
AbbVie, Inc.
4.95%, 3/15/31	90,000	93,527
4.05%, 11/21/39	107,000	98,683
Bristol-Myers Squibb Co.
2.95%, 3/15/32	50,000	45,539
5.20%, 2/22/34	46,000	48,468
6.25%, 11/15/53	45,000	52,094
CVS Health Corp., 4.78%, 3/25/38	185,000	174,480
		512,791
Pipelines - 2.0%
Enbridge, Inc., 5.70%, 3/8/33	55,000	57,920

	Shares/ Principal	Fair Value

Pipelines (continued)
Energy Transfer LP
2.90%, 5/15/25	100,000	$98,761
5.25%, 4/15/29	100,000	102,767
5.30%, 4/15/47	25,000	23,533
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	179,948	151,041
MPLX LP
4.80%, 2/15/29	50,000	50,753
2.65%, 8/15/30	125,000	112,413
4.50%, 4/15/38	75,000	69,239
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	109,000	109,038
5.00%, 3/15/27	100,000	101,277
Targa Resources Corp., 4.20%, 2/1/33	40,000	37,838
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	173,962
5.65%, 3/15/33	75,000	78,425
		1,166,967
REITS - 2.4%
Agree LP, 4.80%, 10/1/32	110,000	108,972
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,662
2.38%, 7/15/31	30,000	25,742
5.50%, 7/15/34	140,000	144,627
American Tower Corp., 2.40%, 3/15/25	125,000	123,501
Camden Property Trust, 2.80%, 5/15/30	75,000	69,341
Crown Castle, Inc., 3.65%, 9/1/27	75,000	73,511
CubeSmart LP, 2.50%, 2/15/32	15,000	12,975
Essex Portfolio LP, 3.00%, 1/15/30	75,000	69,612
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	36,894
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	45,790
Kilroy Realty LP, 4.75%, 12/15/28	79,000	78,347
Prologis LP, 4.63%, 1/15/33	75,000	75,363
Realty Income Corp.
4.88%, 6/1/26	75,000	75,647
3.40%, 1/15/30	100,000	94,997
Regency Centers LP, 2.95%, 9/15/29	125,000	116,848
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	76,000	81,274
UDR, Inc., 2.10%, 8/1/32	25,000	20,583
WP Carey, Inc.
4.00%, 2/1/25	30,000	29,855
3.85%, 7/15/29	75,000	72,809
2.40%, 2/1/31	25,000	21,793
		1,429,143
Retail - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28(a)	100,000	90,239

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Retail (continued)
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(a)	$50,000	$48,924
AutoNation, Inc., 1.95%, 8/1/28	25,000	22,511
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	74,565
Home Depot, Inc. (The), 3.25%, 4/15/32	25,000	23,374
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	68,291
4.25%, 4/1/52	50,000	42,294
McDonald's Corp., 4.45%, 9/1/48	25,000	22,702
Starbucks Corp., 4.00%, 11/15/28	75,000	74,666
		467,566
Semiconductors - 1.2%
Broadcom, Inc.
4.15%, 4/15/32(a)	53,000	51,377
3.42%, 4/15/33(a)	150,000	136,145
3.47%, 4/15/34(a)	165,000	148,437
Intel Corp.
5.20%, 2/10/33	100,000	101,240
5.15%, 2/21/34	28,000	28,263
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	47,206
2.50%, 5/11/31	125,000	109,450
2.65%, 2/15/32	75,000	65,078
		687,196
Software - 1.9%
Cadence Design Systems, Inc., 4.70%, 9/10/34	56,000	56,291
Constellation Software, Inc., 5.46%, 2/16/34(a)	41,000	42,828
Fiserv, Inc., 4.20%, 10/1/28	100,000	99,588
Intuit, Inc., 1.65%, 7/15/30	205,000	178,483
Oracle Corp.
4.50%, 5/6/28	75,000	75,894
2.95%, 4/1/30	25,000	23,229
4.65%, 5/6/30	100,000	101,863
2.88%, 3/25/31	225,000	204,492
4.90%, 2/6/33	91,000	92,601
3.60%, 4/1/40	25,000	20,761
6.90%, 11/9/52	100,000	120,438
VMware LLC
1.80%, 8/15/28	25,000	22,722
2.20%, 8/15/31	75,000	64,367
Workday, Inc., 3.80%, 4/1/32	25,000	23,712
		1,127,269
Telecommunications - 2.4%
AT&T, Inc.
2.55%, 12/1/33	123,000	103,561
4.90%, 8/15/37	50,000	49,572
4.85%, 3/1/39	85,000	83,178

	Shares/ Principal	Fair Value

Telecommunications (continued)
3.50%, 6/1/41	100,000	$81,777
3.65%, 6/1/51	25,000	19,057
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	209,269
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	81,403
3.75%, 4/15/27	111,000	109,637
3.88%, 4/15/30	167,000	162,344
5.20%, 1/15/33	150,000	155,298
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	233,088
4.02%, 12/3/29	25,000	24,620
2.55%, 3/21/31	100,000	89,274
		1,402,078
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	73,758
FedEx Corp., 3.40%, 2/15/28	25,000	24,403
Union Pacific Corp., 2.80%, 2/14/32	100,000	90,904
		189,065
Trucking & Leasing - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29(a)	48,000	49,407
Total Corporate Bonds and Notes
(Cost - $25,378,062)		24,809,896
Agency Mortgage Backed Securities - 31.0%
Federal Home Loan Mortgage Corporation - 3.5%
Freddie Mac Pool
4.00%, 3/1/50	382,654	372,897
3.00%, 12/1/50	574,778	524,731
2.50%, 9/1/51	778,142	679,982
4.50%, 6/1/52	514,874	510,679
		2,088,289
Federal National Mortgage Association - 18.5%
Fannie Mae or Freddie Mac
2.50%, 10/1/54(c)	1,000,000	861,563
3.00%, 10/1/54(c)	1,000,000	896,211
6.00%, 10/1/54(c)	1,000,000	1,021,445
Fannie Mae Pool
4.50%, 6/1/31	188,611	187,944
4.50%, 7/1/48	294,813	294,363
5.00%, 11/1/48	206,499	211,423
2.00%, 11/1/50	907,652	755,735
2.50%, 11/1/50	914,931	801,691
2.50%, 3/1/51	70,486	61,833
2.50%, 9/1/51	88,117	77,298
2.50%, 10/1/51	348,401	305,191
2.50%, 11/1/51	204,932	179,511

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
2.50%, 11/1/51	159,435	$139,753
2.50%, 2/1/52	202,087	174,189
5.00%, 11/1/52	900,415	899,637
5.50%, 11/1/52	869,662	893,163
6.00%, 12/1/52	835,133	865,669
Freddie Mac Pool, 2.00%, 1/1/52	1,750,569	1,450,100
Ginnie Mae II Pool, 3.50%, 6/1/52	966,512	908,057
		10,984,776
Government National Mortgage Association - 9.0%
Ginnie Mae, 2.00%, 8/1/51	389,843	318,293
Ginnie Mae II Pool
4.50%, 2/1/48	103,124	103,296
4.50%, 5/1/48	105,843	105,963
4.50%, 8/1/48	134,560	134,712
5.00%, 8/1/48	27,256	27,696
4.50%, 9/1/48	471,420	471,953
5.00%, 10/1/48	160,947	162,994
5.00%, 11/1/48	98,017	99,263
5.00%, 12/1/48	51,446	52,101
5.00%, 1/1/49	151,812	154,170
4.00%, 2/1/49	136,250	133,368
4.50%, 3/1/49	4,512	4,513
5.00%, 3/1/49	74,231	74,582
4.00%, 5/1/49	123,957	121,143
4.50%, 10/1/49	106,693	106,814
3.00%, 3/1/50	381,689	350,807
3.00%, 11/1/51	765,113	697,660
2.00%, 12/1/51	969,958	820,884
4.50%, 10/1/52	885,533	874,650
5.50%, 5/1/54	536,393	541,617
		5,356,479
Total Agency Mortgage Backed Securities
(Cost - $18,680,497)		18,429,544
Asset Backed and Commercial Backed Securities - 22.2%
1988 CLO 5 Ltd., 6.87%, (3 Month Term SOFR + 1.54%), 7/15/37 (a),(b)	250,000	250,191
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/1/54 (d)	150,000	122,221
American Express Credit Account Master Trust, 3.39%, 5/15/27	175,000	173,762
Angel Oak Mortgage Trust 2021-6, 1.46%, 9/1/66 (a),(d)	157,279	130,797
Apidos CLO XV, 6.55%, (3 Month Term SOFR + 1.27%), 4/20/31 (a),(b)	126,620	126,768
ARZ Trust 2024-BILT, 5.77%, 6/1/29 (a)	150,000	155,672

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
ASSURANT CLO LTD., 6.58%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	$628,671	$629,306
Bank 2023-BNK46, 5.75%, 8/1/56	150,000	161,282
Bank 2024-BNK47, 5.72%, 6/1/57	100,000	107,990
Bank of America Auto Trust 2023-2, 5.85%, 8/17/26 (a)	69,112	69,369
BANK5 2024-5YR7, 5.77%, 6/1/57	100,000	104,650
BANK5 2024-5YR8, 5.88%, 8/1/57	75,000	78,874
BANK5 2024-5YR9
5.61%, 8/1/57	150,000	156,287
6.18%, 8/1/57(d)	150,000	156,192
Barclays Dryrock Issuance Trust
6.24%, (SOFR + 0.90%), 8/15/28(b)	100,000	100,477
4.72%, 2/15/29	300,000	302,482
BBCMS Mortgage Trust 2024-5C25
6.15%, 3/1/57(d)	150,000	154,102
6.36%, 3/1/57(d)	100,000	104,658
Benchmark 2024-V8 Mortgage Trust, 6.19%, 7/1/57 (d)	75,000	79,947
BMO 2023-C7 Mortgage Trust, 6.16%, 12/1/56	100,000	109,566
BMO 2024-5C4 Mortgage Trust, 6.53%, 2/1/57 (d)	125,000	134,666
BMO 2024-5C6 Mortgage Trust
5.32%, 9/15/57	100,000	102,572
5.75%, 9/15/57(d)	100,000	102,821
BMO 2024-C9 Mortgage Trust, 5.76%, 7/1/57	125,000	135,133
BX Commercial Mortgage Trust 2024-XL4, 6.54%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	194,402	194,338
BX Commercial Mortgage Trust 2024-XL5, 6.49%, (1 Month Term SOFR + 1.39%), 3/15/39 (a),(b)	92,457	92,387
BX Trust 2021-ARIA, 6.86%, (1 Month Term SOFR + 1.76%), 10/15/36 (a),(b)	50,000	49,581
BX Trust 2024-BIO, 6.74%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	200,000	198,981
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27	100,000	99,312
4.95%, 10/15/27	200,000	201,403
Carlyle US CLO 2024-2 Ltd., 7.38%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	252,337

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
CarVal CLO IX-C Ltd., 7.38%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	$250,000	$252,697
Cathedral Lake VIII Ltd., 8.16%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	150,173
CBAM 2018-5 Ltd., 6.57%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	229,578	229,679
CIFC Falcon 2020 Ltd., 6.54%, (3 Month Term SOFR + 1.26%), 1/20/33 (a),(b)	300,000	300,061
Cifc Funding 2023-III Ltd., 6.88%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	301,292
Citizens Auto Receivables Trust 2024-1, 5.43%, 10/15/26 (a)	179,779	180,190
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/1/66 (a),(d)	67,797	54,686
Connecticut Avenue Securities Trust
6.93%, (SOFR + 1.65%), 12/25/41(a),(b)	34,000	34,245
9.18%, (SOFR + 3.90%), 4/25/43(a),(b)	10,000	10,733
7.08%, (SOFR + 1.80%), 1/25/44(a),(b)	50,000	50,362
7.08%, (SOFR + 1.80%), 2/25/44(a),(b)	100,000	100,583
7.21%, (SOFR + 1.95%), 3/25/44(a),(b)	50,000	50,416
Discover Card Execution Note Trust, 4.31%, 3/15/28	200,000	200,379
DOLP Trust 2021-NYC, 2.96%, 5/1/41 (a)	100,000	88,943
Ford Credit Auto Lease Trust 2024-A, 5.24%, 7/15/26	284,838	285,264
Ford Credit Auto Owner Trust 2023-C, 5.68%, 9/15/26	139,956	140,401
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (a),(e)	150,000	153,519
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/1/28(d)	50,000	51,793
6.03%, (SOFR + 0.68%), 2/25/33(b)	92,042	92,171
4.90%, 10/1/33	150,000	157,288
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.93%, (SOFR + 1.65%), 1/25/34 (a),(b)	14,373	14,460

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Freddie Mac STACR REMIC Trust 2024-DNA2, 6.48%, (SOFR + 1.20%), 5/25/44 (a),(b)	$158,500	$158,642
Freddie Mac STACR REMIC Trust 2024-HQA1
6.53%, (SOFR + 1.25%), 3/25/44(a),(b)	108,978	109,128
6.53%, (SOFR + 1.25%), 3/25/44(a),(b)	72,597	72,597
7.28%, (SOFR + 2.00%), 3/25/44(a),(b)	50,000	50,232
Freddie Mac STACR REMIC Trust 2024-HQA2, 6.53%, (SOFR + 1.25%), 8/25/44 (a),(b)	347,083	347,083
GM Financial Consumer Automobile Receivables Trust 2023-4, 5.89%, 11/16/26	92,893	93,281
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	159,827	160,122
GoldenTree Loan Management US CLO 19 Ltd., 6.78%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	251,438
Halseypoint CLO 7 Ltd., 7.53%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	252,125
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	250,000	255,638
Hyundai Auto Lease Securitization Trust 2024-A, 5.15%, 6/15/26 (a)	192,804	193,245
Hyundai Auto Receivables Trust 2023-A, 5.19%, 12/15/25	28,712	28,711
JP Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.02%, 1/1/39 (a)	100,000	91,988
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/1/51 (a),(d)	94,126	79,095
JP Morgan Mortgage Trust 2023-10, 6.00%, 5/1/54 (a),(d)	19,528	19,719
JP Morgan Mortgage Trust 2024-1, 6.00%, 6/1/54 (a),(d)	215,276	217,732
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/1/64 (a),(d),(e)	297,006	303,136
LEX 2024-BBG Mortgage Trust, 4.87%, 10/13/33 (a),(d)	150,000	149,718
Mercedes-Benz Auto Receivables Trust 2023-2, 5.92%, 11/16/26	30,939	31,060
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/1/53	250,000	218,638

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	$307,743	$308,760
Nissan Auto Receivables 2023-A Owner Trust, 5.34%, 2/17/26	29,810	29,824
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	50,000	51,068
OBX 2024-NQM4 Trust, 6.07%, 1/1/64 (a),(e)	229,128	232,127
OBX 2024-NQM6 Trust, 6.45%, 2/1/64 (a),(e)	232,135	236,313
OCP CLO 2019-16 Ltd., 6.57%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	244,258	244,013
Palmer Square Loan Funding 2022-2 Ltd., 6.57%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)	125,183	125,359
Santander Drive Auto Receivables Trust 2023-6, 6.08%, 5/17/27	71,875	72,128
Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	62,377	62,524
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/1/60 (a),(d)	150,000	140,132
TICP CLO X Ltd., 6.54%, (3 Month Term SOFR + 1.26%), 4/20/31 (a),(b)	511,846	512,307
TYSN 2023-CRNR Mortgage Trust, 6.80%, 12/1/33 (a),(d)	200,000	210,367
Wells Fargo Commercial Mortgage Trust 2024-MGP, 6.79%, (1 Month Term SOFR + 1.69%), 8/15/41 (a),(b)	100,000	99,960
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/1/49 (a),(d)	5,348	4,867
World Omni Auto Receivables Trust 2023-B, 5.25%, 11/16/26	53,593	53,611
Total Asset Backed and Commercial Backed Securities
(Cost - $13,189,972)		13,204,147
U.S. Treasury Securities and Agency Bonds - 4.9%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	270,587
3.50%, 9/1/32	40,000	38,795
2.85%, 3/28/34	370,000	333,815
1.70%, 4/23/35	540,000	427,729
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	84,410

		Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
U.S. Treasury Note
0.50%, 6/30/27		$390,000	$358,694
3.75%, 5/31/30		290,000	291,699
3.75%, 6/30/30		370,000	372,168
3.63%, 9/30/31		480,000	478,725
4.38%, 5/15/34		74,000	77,411
U.S. Treasury Strip Coupon
0.00%, 11/15/29(f)		68,600	56,771
0.00%, 8/15/30(f)		30,000	24,064
0.00%, 11/15/30(f)		30,000	23,825
0.00%, 11/15/31(f)		30,000	22,872
0.00%, 5/15/32(f)		64,500	48,179
0.00%, 8/15/33(f)		30,000	21,218
Total U.S. Treasury Securities and Agency Bonds
(Cost - $3,075,988)			2,930,962
Sovereign Debts - 1.1%
Chile Government International Bond, 4.95%, 1/5/36		200,000	202,493
Mexico Government International Bond, 3.25%, 4/16/30		290,000	265,950
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	11,930
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	30,642
Romanian Government International Bond
3.00%, 2/27/27(a)		30,000	28,783
2.12%, 7/16/31	EUR	30,000	28,016
6.38%, 1/30/34		80,000	83,054
Total Sovereign Debts
(Cost - $685,594)			650,868
Municipal Bonds - 1.0%
Maryland Economic Development Corp.
4.83%, 11/30/30(g)		25,000	25,417
4.97%, 11/30/32(g)		60,000	61,183
Metropolitan Transportation Authority, 5.18%, 11/15/49 (g)		15,000	13,947
New Jersey Turnpike Authority, 7.10%, 1/1/41 (g)		25,000	29,690
State of California, 7.60%, 11/1/40		175,000	222,898
State of Illinois, 5.10%, 6/1/33 (g)		249,412	253,327
Total Municipal Bonds
(Cost - $625,926)			606,462

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 1.1%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(h) (Cost - $445,679)	445,679	$445,679
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.00%, 11/26/24 (Cost - $198,413)(f)	200,000	198,546

Total Short-Term Investments (Cost - $644,092)		644,225
Total Investments - 103.0%
(Cost - $62,280,131)		$61,276,104
Other Assets Less Liabilities - Net (3.0)%		(1,785,362)
Total Net Assets - 100.0%		$59,490,742

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2024, these securities amounted to $10,910,930 or 18.3% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	Rate shown represents discount rate at the time of purchase.
(g)	Sinking bond security.
(h)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

FORWARD SALES CONTRACTS
At September 30, 2024, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Federal National Mortgage Association	5.00%	TBA - 30yr	11/1/2054	$(1,000,000)	$(998,906)
Ginnie Mae	4.50%	TBA - 30yr	10/20/2054	(1,000,000)	(986,406)
(Proceeds Receivable: $(1,988,945))					$(1,985,312)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
ICE 3 Month SONIA Future	Morgan Stanley	3	3/17/2026	$971,305	$(637)
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	3	12/19/2024	342,844	(1,781)
U.S. 2 Year Note Future	Morgan Stanley	18	12/31/2024	3,748,359	9,399
U.S. 5 Year Note Future	Morgan Stanley	27	12/31/2024	2,966,836	(5,149)
U.S. Long Bond Future	Morgan Stanley	14	12/19/2024	1,738,625	(5,519)
U.S. Ultra Bond Future	Morgan Stanley	31	12/19/2024	4,125,906	(29,235)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(32,922)

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
J. P. Morgan Securities LLC	Put - IRS SWAPTION	Pay USD SOFR	Receives 4.31%	09/20/27	1,960,000 USD	$(5,779)	$(5,096)	$(683)
J. P. Morgan Securities LLC	Call - IRS SWAPTION	Pay USD SOFR	Receives 1.81%	09/20/27	1,960,000 USD	(3,772)	(3,871)	99
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(9,551)	$(8,967)	$(584)

*	The Fund may receive or pay a variable rate.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR-COMPOUND	3.500%	04/21/25	150,000	USD	$1,962	$(38)	$2,000
Morgan Stanley	Annuallly	BOJ	0.506%	08/13/26	119,518,193	JPY	262	–	262
Morgan Stanley	Quarterly	3.800%	BBSW	09/16/26	1,323,279	AUD	(2,369)	(1,756)	(613)
Morgan Stanley	Annuallly	SOFR-COMPOUND	3.750%	12/18/26	1,030,000	USD	(9,576)	(11,526)	1,950
Morgan Stanley	Semi-Annually	3.500%	Canadian Overnight Repo Rate Average	12/18/26	705,050	CAD	8,887	8,817	70
Morgan Stanley	Annually	SARON	0.500%	12/18/26	880,000	CHF	(2,496)	1,980	(4,476)
Morgan Stanley	Semi-Annually	3.750%	NIBOR	12/18/26	11,460,000	NOK	2,542	1,984	558
Morgan Stanley	Annually	4.000%	SOFR-COMPOUND	12/18/26	210,000	USD	2,954	2,124	830
Morgan Stanley	Quarterly	3 Month New Zealand Dollar Bank Bill Rate	3.500%	12/18/26	780,000	NZD	(1,122)	(1,317)	195
Morgan Stanley	Annually	4.250%	SONIA	12/18/26	90,000	GBP	1,156	694	462
Morgan Stanley	Semi-Annually	3.750%	Canadian Overnight Repo Rate Average	12/18/26	210,000	CAD	3,392	2,025	1,367
Morgan Stanley	Quarterly	4.000%	BBSW	12/18/26	240,000	AUD	1,605	1,133	472
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	12/18/26	130,000	EUR	2,415	1,315	1,100
Morgan Stanley	Annually	2.500%	ESTR	12/18/26	770,000	EUR	9,351	8,180	1,171
Morgan Stanley	Annually	3.500%	SONIA	08/31/27	2,320,000	GBP	1,619	2,376	(757)
Morgan Stanley	Annually	4.000%	SONIA	12/20/27	430,000	GBP	5,747	6,947	(1,200)
Morgan Stanley	Annually	3.805%	SOFR-COMPOUND	04/13/28	1,030,000	USD	14,021	6,330	7,691
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	05/15/28	1,010,000	EUR	9,368	(1,395)	10,763
Morgan Stanley	Annually	SONIA	3.500%	08/31/29	2,130,000	GBP	(3,894)	(8,270)	4,376
Morgan Stanley	Annually	3.038%	SOFR-COMPOUND	09/13/29	940,000	USD	(2,180)	863	(3,043)
Morgan Stanley	Semi-Annually	Canadian Overnight Repo Rate Average	2.458%	09/13/29	1,260,000	CAD	588	(409)	997
Morgan Stanley	Annually	BOJ	0.750%	12/18/29	389,000,000	JPY	(14,918)	(16,341)	1,423
Morgan Stanley	Semi-Annually	3.250%	Canadian Overnight Repo Rate Average	12/18/29	470,000	CAD	11,316	9,921	1,395
Morgan Stanley	Annually	2.500%	ESTR	12/18/29	450,000	EUR	12,326	10,800	1,526
Morgan Stanley	Annuallly	3.750%	SOFR-COMPOUND	12/18/29	290,000	USD	7,289	6,901	388
Morgan Stanley	Semi-Annually	2.801%	Canadian Overnight Repo Rate Average	09/11/31	1,330,000	CAD	(926)	536	(1,462)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR-COMPOUND	3.215%	09/12/31	1,010,000	USD	1,618	(832)	2,450
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	11/10/33	730,000	EUR	19,972	16,781	3,191
Morgan Stanley	Annually	3.789%	SOFR-COMPOUND	05/22/34	790,000	USD	12,470	5,443	7,027
Morgan Stanley	Annuallly	BOJ	1.295%	08/02/34	66,450,000	JPY	(3,223)	(146)	(3,077)
Morgan Stanley	Annually	3.500%	SONIA	08/28/34	430,000	GBP	(2,763)	(597)	(2,166)
Morgan Stanley	Annually	SARON	0.750%	12/18/34	70,000	CHF	(1,303)	(824)	(479)
Morgan Stanley	Annuallly	SOFR-COMPOUND	3.750%	12/18/34	90,000	USD	(3,381)	(3,153)	(228)
Morgan Stanley	Semi-Annually	3.250%	Canadian Overnight Repo Rate Average	12/18/34	110,000	CAD	3,056	2,046	1,010
Morgan Stanley	Semi-Annually	BBSW	4.500%	12/18/34	100,000	AUD	(2,497)	(2,928)	431
Morgan Stanley	Quarterly	2.250%	STIBOR	12/18/34	1,950,000	SEK	696	(810)	1,506
Morgan Stanley	Semi-Annually	NIBOR	3.500%	12/18/34	490,000	NOK	(189)	(144)	(45)
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	12/18/34	320,000	EUR	5,448	3,466	1,982
Morgan Stanley	Quarterly	4.000%	3 Month New Zealand Dollar Bank Bill Rate	12/18/34	140,000	NZD	977	1,001	(24)
Morgan Stanley	Semi-Annually	2.152%	6 Month Euribor	08/10/37	600,000	EUR	(13,359)	(18,979)	5,620
Morgan Stanley	Annually	3.391%	SOFR-COMPOUND	05/10/38	260,000	USD	(2,062)	(1,566)	(496)
Morgan Stanley	Semi-Annually	3.000%	6 Month Euribor	01/25/39	370,000	EUR	4,467	1,343	3,124
Morgan Stanley	Semi-Annually	6 Month Euribor	1.452%	08/11/42	1,540,000	EUR	64,735	54,177	10,558
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	01/25/44	890,000	EUR	(2,460)	(1,026)	(1,434)
Morgan Stanley	Annuallly	2.160%	BOJ	08/02/44	80,140,000	JPY	(1,376)	259	(1,635)
Morgan Stanley	Semi-Annually	1.051%	6 Month Euribor	08/12/47	900,000	EUR	(32,238)	(22,127)	(10,111)
Morgan Stanley	Semi-Annually	2.000%	6 Month Euribor	01/25/49	530,000	EUR	141	(158)	299
Morgan Stanley	Annually	SOFR-COMPOUND	2.564%	05/12/53	250,000	USD	5,080	7,550	(2,470)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.000%	05/19/53	290,000	EUR	3,484	2,993	491
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	11/10/53	400,000	EUR	(16,742)	(20,244)	3,502
Morgan Stanley	Annually	SOFR-COMPOUND	3.380%	04/13/54	340,000	USD	(4,960)	(2,129)	(2,831)
Morgan Stanley	Annually	SOFR-COMPOUND	3.344%	05/20/54	510,000	USD	(6,367)	(3,301)	(3,066)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.250%	12/18/54	180,000	EUR	304	(529)	833
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$88,847	$47,440	$41,407

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	$325,000	$5,075	$1,517	$3,558
Morgan Stanley	CDX.NA.IG.40	Quarterly	Buy	1.00%	–	BBB	06/20/28	476,577	10,798	5,745	5,053
Morgan Stanley	CDX.NA.IG.42	Quarterly	Buy	1.00%	–	BBB	06/20/29	1,517,314	34,843	30,754	4,089
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$50,716	$38,016	$12,700

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/24/24	Morgan Stanley	53,822	EUR	49,360	USD	$(1,325)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(1,325)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar